Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUE AND OTHER INCOME
Oil and gas sales	$ 3,887.5	$ 3,303.9
Purchased product sales	25.4	27.0
Royalties	(592.4)	(472.2)
Oil and gas revenue	3,320.5	2,858.7
Derivative gains (losses)	179.6	(62.4)
Other income (loss)	(143.5)	27.8
Revenue and other income	3,356.6	2,824.1
EXPENSES
Operating	853.8	807.2
Purchased product	24.0	27.8
Transportation	131.7	133.8
General and administrative	121.9	98.0
Interest on long-term debt	184.4	162.3
Foreign exchange (gain) loss	234.0	(215.7)
Share-based compensation	46.0	62.0
Depletion, depreciation, amortization and impairment	5,284.7	1,741.4
Accretion	31.5	30.9
Total Expenses	6,912.0	2,847.7
Net income (loss) before tax	(3,555.4)	(23.6)
Deferred tax:
Current	0.3	(1.7)
Deferred	(938.8)	102.1
Net income (loss)	(2,616.9)	(124.0)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation of foreign operations	239.5	(160.3)
Comprehensive income (loss)	$ (2,377.4)	$ (284.3)
Net income (loss) per share
Basic (in cad per share)	$ (4.77)	$ (0.23)
Diluted (in cad per share)	$ (4.77)	$ (0.23)